Reserves for Unpaid Loss and Loss Adjustment Expenses - Schedule of Unaudited Supplementary Information about the Average Annual Percentage (Details)	Dec. 31, 2024
Specialty Long-tail
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Year 1	36.00%
Year 2	24.00%
Year 3	17.00%
Year 4	11.00%
Year 5	7.00%
Year 6	3.00%
Year 7	1.00%
Year 8	1.00%
Year 9	0.00%
Specialty Short-tail
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Year 1	55.00%
Year 2	26.00%
Year 3	10.00%
Year 4	4.00%
Year 5	2.00%
Year 6	1.00%
Year 7	1.00%
Year 8	0.00%
Year 9	1.00%
Reinsurance
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Year 1	45.00%
Year 2	25.00%
Year 3	14.00%
Year 4	8.00%
Year 5	4.00%
Year 6	2.00%
Year 7	1.00%
Year 8	1.00%
Year 9	0.00%